Transactions in soles (Tables)	12 Months Ended
Dec. 31, 2019
Transactions in soles
Schedule of assets and liabilities originally denominated

As of December 31, 2019 and 2018, the Group presents the following assets and liabilities originally denominated in soles by its equivalent in U.S. dollars:

	2019	2018
	US$(000)	US$(000)

Assets
Cash and cash equivalents	6,796	11,526
Trade and other receivables	139,624	88,513
Income tax credit	31,960	24,277
	178,380	124,316

Liabilities
Trade and other payables	(60,311)	(53,962)
Income tax payable	(5,692)	(2,080)
Provisions, contingent liabilities and other liabilities	(41,515)	(31,282)
	(107,518)	(87,324)
Net asset position	70,862	36,992